DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,724	$ 21,604
Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,771	2,699
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,953	18,905
Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	725
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,749
1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,021
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,395
Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,809
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,713	2,460
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,578	1,467
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,135	993
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	708
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,128
Foreign exchange contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	870
Foreign exchange contracts | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,007
Foreign exchange contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Foreign exchange contracts | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,994	19,108
Interest rate swaps, cross currency interest rate swaps and other | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	176	1,196
Interest rate swaps, cross currency interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,818	17,912
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Interest rate swaps, cross currency interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,621
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	151
Interest rate swaps, cross currency interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	9,388
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25
Interest rate swaps, cross currency interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,809
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17	36
Commodity contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17	$ 36
Commodity contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17
Commodity contracts | 1 to 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Commodity contracts | Thereafter | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0